BALANCE SHEETS - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Current assets:
Cash and cash equivalents	$ 3,807	$ 3,458	$ 250,160
Prepaid	6,800	33,333
Total current assets	10,607	36,791	250,160
Total assets	10,607	36,791	250,160
Current liabilities:
Accounts payable and accrued expense	29,743	27,719	28,241
Consulting payable- related parties	32,461
Advances from shareholder	23,201	32,791	62,994
Convertible note - related party			2,245
Convertible notes payable- net of discount of $22,667 and zero respectively	64,333	52,709	54,515
Notes payable	100,000
Derivative liability	27,180
Total current liabilities	276,919	113,219
Total liabilities	276,918	113,219	147,995
Commitment and Contingencies
Stockholders' equity (deficit)
Preferred stock, $0.001 par value, 5,000,000 authorized, zero issued and outstanding
Common stock, $0.001 par value, 450,000,000 authorized, 37,918,618 issued and outstanding as of March 31, 2019 and 12,801,332 as of September 30, 2018	37,918	23,801	12,301
Additional paid-in capital	624,414	272,638	272,638
Stock subscription receivable		(11,500)
Accumulated other comprehensive loss	(4,777)	(6,857)	(4,297)
Accumulated deficit	(923,866)	(354,510)	(178,477)
Total stockholders' equity (deficit)	(266,311)	(76,428)	102,165
Total liabilities and stockholders' equity (deficit)	$ 10,607	$ 36,791	$ 250,160